Segment Information (Details) - Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue	$ 3,600	$ 2,069			$ 1,581			$ 5,383	$ 16,097	$ 18,244	$ 15,950
Share of gain or (loss) from equity method investments		38							(3,690)
Segment income (loss) from operations		(2,461)			(20,404)			(11,296)	(36,889)	(57,158)	(17,341)
Depreciation and amortization expense		(1)			(59)			(4)	(1,575)	(1,576)	(737)
Gain on deconsolidation of FCG					27,402				27,402	27,402
Impairment of equity method investments		38			(1,555)			2,912	(3,690)	(52,452)	1,513
Interest expense		(421)			(321)			(1,128)	(887)	(1,124)	(1,113)
Other expense									(92)	(300)	(700)
Interest income										95
Change in fair value of warrant liabilities		676						(1,715)		(2,972)
Change in fair value of earnout liabilities		(40,649)						(172,271)		345,413
Foreign exchange transaction gains (losses)		(816)			866			(298)	396	(367)	478
Income tax benefit					7			1	26	325
Net loss		$ 39,301	$ 8,028	$ 114,024	$ 4,310	$ (8,802)	$ (9,850)	$ 161,353	$ (14,342)	(430,930)	(17,428)
Previously Reported [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue										18,244	15,950
Share of gain or (loss) from equity method investments										(12,298)	1,513
Segment income (loss) from operations										(65,504)	(15,091)
Depreciation and amortization expense										(1,576)	(737)
Gain on deconsolidation of FCG										27,402
Share of equity method investee’s impairment of fixed assets										(26,084)
Impairment of equity method investments										(14,069)
Impairment of intangible assets										(2,377)
Interest expense										(1,124)	(1,113)
Other expense											(9)
Interest income										95
Change in fair value of warrant liabilities										(2,972)
Change in fair value of earnout liabilities										(345,413)
Foreign exchange transaction gains (losses)										367	(478)
Income tax benefit										325
Net loss										(430,930)	(17,428)
Falcon’s Creative Group [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue										14,514	17,460
Share of gain or (loss) from equity method investments										(6,024)
Segment income (loss) from operations										(10,577)	698
Destination Operations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue										481	293
Share of gain or (loss) from equity method investments										288	3
Segment income (loss) from operations										(1,807)	(1,195)
PDP [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments										1,192	3,229
Segment income (loss) from operations										1,192	3,229
Sierra Parima [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments										(5,614)	(1,719)
Segment income (loss) from operations										(5,614)	(1,719)
Falcons Beyond Brands [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue										1,482
Share of gain or (loss) from equity method investments
Segment income (loss) from operations										(4,015)	(3,699)
Intersegment Eliminations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue										(279)
Share of gain or (loss) from equity method investments										(2,140)
Segment income (loss) from operations										(2,341)
Unallocated Corporate Overhead [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue										2,046
Share of gain or (loss) from equity method investments
Segment income (loss) from operations										$ (42,342)	(11,852)
Intersegment Eliminations [Member]
Schdule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue											(1,803)
Segment income (loss) from operations											$ (553)